Nature of Operations (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Nature of Operations (Textual)
Ordinary shares issued	10,987,679	10,987,679
Ownership, description	Xiamen Hengda HiTek Computer Network Co., Ltd. (“HiTek”), was established in January 1996 by Shenping Yin, Xiaoyang Huang (the spouse of Shenping Yin) and nine other shareholders, who held 29.83%, 44.74% and 25.43% of its equity interests, respectively, in Xiamen, Fujian Province, PRC pursuant to PRC laws. The Company entered into a series of contractual arrangements with HiTek which were effective in March 2018, and its equity holders through WFOE to obtain control and became the primary beneficiary of HiTek.
Equity method investment description	The Company issued an aggregate of 10,987,679 ordinary shares to Fortune Enterprise Holdings Limited, an entity 100% owned by Shenping Yin, and eight other shareholders on November 3, 2017 and December 16, 2017. Of the 10,987,679 ordinary shares, 74.55% was owned by Fortune Enterprise Holdings Limited.